Total revenue and income	12 Months Ended
Dec. 31, 2017
Total revenue and income [Abstract]
Total revenue and income

21. Total revenue and income

	December 31,
	2017	2016	2015
Gross revenue from transaction activities and other services	1,391,381	543,818	305,298
Gross revenue from sales	655,153	371,517	238,947
Gross financial income (i)	858,410	411,413	243,566
Other financial income	8,576	5,337	10,744

Total gross revenue and income	2,913,520	1,332,085	798,556

Deductions from gross revenue from transactions activities and other services (ii)	(167,120)	(63,793)	(37,101)
Deductions from gross revenue from sales (iii)	(183,229)	(110,923)	(62,430)
Deductions from gross financial income (iv)	(39,786)	(18,984)	(24,104)
Total deductions from gross revenue and income	(390,135)	(193,700)	(123,635)

Total revenue and income	2,523,385	1,138,385	674,920

       (i)            Includes (a) interest from early payment related to the discount of notes payable to third parties paid in advance and (b) interest on note receivables due in installments.

     (ii)            Deductions consist of services taxes.

    (iii)            The deductions are composed of sales taxes and returns.

    (iv)            Deductions consist of taxes on financial income.